Balance Sheet Offsetting (Tables)	12 Months Ended
Dec. 31, 2013
Balance Sheet Offsetting [Abstract]
Offsetting Assets and Liabilities
The effects of these foreign exchange contract assets and liabilities on PMI's consolidated balance sheets were as follows:

(in millions)	Gross Amounts Recognized	Gross Amount Offset in the Consolidated Balance Sheet	Net Amounts Presented in the Consolidated Balance Sheet	Gross Amounts Not Offset in the Consolidated Balance Sheet
				Financial Instruments	Cash Collateral Received/Pledged
						Net Amount

At December 31, 2013
Assets
Foreign exchange contracts	$153	$—	$153	$(52)	$(79)	$22
Liabilities
Foreign exchange contracts	$116	$—	$116	$(52)	$(47)	$17
At December 31, 2012
Assets
Foreign exchange contracts	$160	$—	$160	$(24)	$—	$136
Liabilities
Foreign exchange contracts	$55	$—	$55	$(24)	$—	$31